United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas April 23, 2004
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109      386    17600 SH       SOLE                    17600
Alltel Corp                    COM              020039103     1588    31825 SH       SOLE                    31825
American Intl Group Inc        COM              026874107     2105    29500 SH       SOLE                    29500
Americas Car Mart              COM              03062t105      232     8600 SH       SOLE                     8600
Amgen Inc                      COM              031162100     2254    38757 SH       SOLE                    38757
Anadarko Pete Corp             COM              032511107      337     6500 SH       SOLE                     6500
Anheuser Busch Cos             COM              035229103      465     9118 SH       SOLE                     9118
Arkansas Best Freight          COM              040790107      325    12200 SH       SOLE                    12200
BJ Services                    COM              055482103     2403    55525 SH       SOLE                    55525
BP Amoco PLC ADR               COM              055622104      340     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      280    12200 SH       SOLE                    12200
Bank of the Ozarks             COM              063904106      871    31600 SH       SOLE                    31600
Beverly Enterprises            COM              087851309       78    12200 SH       SOLE                    12200
Bristol Myers Squibb           COM              110122108      287    11835 SH       SOLE                    11835
Cardinal Health Inc            COM              14149Y108     2427    35225 SH       SOLE                    35225
Caremark Rx Inc                COM              141705103     2354    70803 SH       SOLE                    70803
Citigroup Inc.                 COM              172967101     3260    63051 SH       SOLE                    63051
Citizens Holding Co            COM              174715102     1066    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      604    12000 SH       SOLE                    12000
Danaher Corp                   COM              235851102      336     3600 SH       SOLE                     3600
Deltic Timber                  COM              247850100      433    12200 SH       SOLE                    12200
Diebold Inc.                   COM              253651103     2086    43350 SH       SOLE                    43350
Dillard Dept Str A             COM              254063100      234    12200 SH       SOLE                    12200
EMC Corp.                      COM              268648102     2181   160252 SH       SOLE                   160252
Emerson Elec Co                COM              291011104      216     3600 SH       SOLE                     3600
Entergy Corp New               COM              29364G103      214     3600 SH       SOLE                     3600
Exxon Mobil Corp               COM              302290101      987    23732 SH       SOLE                    23732
Federal National Mtg Assoc.    COM              313586109      517     6958 SH       SOLE                     6958
First Data Corp.               COM              319963104     2748    65172 SH       SOLE                    65172
Fiserv Inc                     COM              337738108     1416    39575 SH       SOLE                    39575
General Electric Co.           COM              369604103     3453   113135 SH       SOLE                   113135
Hewlett Packard Co             COM              428236103      202     8846 SH       SOLE                     8846
Hunt J B Trans Svcs            COM              445658107      445    15800 SH       SOLE                    15800
Intel Corp.                    COM              458140100     1988    73070 SH       SOLE                    73070
International Business Machine COM              459200101     2757    30025 SH       SOLE                    30025
International Paper Co         COM              460146103      279     6600 SH       SOLE                     6600
Kohls Corp                     COM              500255104     1195    24725 SH       SOLE                    24725
L3 Communications              COM              502424104     3083    51825 SH       SOLE                    51825
Lowes Cos Inc                  COM              548661107     2922    52050 SH       SOLE                    52050
Microsoft Corp                 COM              594918104     1564    62750 SH       SOLE                    62750
Morgan St Dean Witter          COM              617446448     2419    42212 SH       SOLE                    42212
Murphy Oil Corp.               COM              626717102     1061    16850 SH       SOLE                    16850
Nucor Corp                     COM              670346105      221     3600 SH       SOLE                     3600
Oracle Corp                    COM              68389X105     1935   161242 SH       SOLE                   161242
Pam Transportation             COM              693149106      209    12200 SH       SOLE                    12200
Pepsico Inc                    COM              713448108     1741    32325 SH       SOLE                    32325
Pfizer Inc                     COM              717081103     3685   105130 SH       SOLE                   105130
Pilgrims Pride                 COM              721467108      232    10325 SH       SOLE                    10325
Pitney Bowes Inc               COM              724479100      784    18400 SH       SOLE                    18400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2367    28575 SH       SOLE                    28575
Regions Finl Corp              COM              758940100      234     6410 SH       SOLE                     6410
Schlumberger Ltd               COM              806857108     2441    38225 SH       SOLE                    38225
Scotts Companies               COM              810186106     2127    33150 SH       SOLE                    33150
Simmons First National         COM              828730200      527    19122 SH       SOLE                    19122
Southwest Airls Co             COM              844741108     1312    92317 SH       SOLE                    92317
Sun Microsystems Inc           COM              866810104       45    10800 SH       SOLE                    10800
Tellabs Inc                    COM              879664100      220    25450 SH       SOLE                    25450
Texas Instrs Inc               COM              882508104     1901    65043 SH       SOLE                    65043
Time Warner Inc                COM              887317105     1339    79415 SH       SOLE                    79415
Tyco Intl LTD New              COM              902124106     2719    94912 SH       SOLE                    94912
Tyson Foods Inc Cl A           COM              902494103      289    16035 SH       SOLE                    16035
USA Truck                      COM              902925106      118    12200 SH       SOLE                    12200
Union Pac Corp                 COM              907818108      233     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2216    31725 SH       SOLE                    31725
United Technologies            COM              913017109      621     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     8043   134747 SH       SOLE                   134747
Weyerhaeuser Co.               COM              962166104      236     3600 SH       SOLE                     3600
Whirlpool Corp                 COM              963320106      248     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     1856    49425 SH       SOLE                    49425

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Tablle Value Total: $92,292
List of Other Included Managers:
No.		13F File Number		Name

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